NON-CONTROLLING INTEREST - Non-controlling interests (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non-controlling interest [Line Items]
Assets	$ 322,895,870	$ 278,832,589
Liabilities	287,456,313	245,484,320
Revenue	38,468,156	37,055,156	$ 34,083,225
Profit (loss)	4,631,616	5,365,454	5,184,551
Comprehensive income	4,402,305	6,067,184	4,974,800
Cash flows from (used in) operating activities	10,020,718	5,634,994	$ 8,731,562
Corporacion Financiera Colombiana S.A.
Disclosure of non-controlling interest [Line Items]
Assets	38,146,485	31,809,578
Liabilities	26,113,816	21,841,524
Revenue	10,318,526	10,244,488
Profit (loss)	2,292,396	2,004,164
Comprehensive income	1,016,955	780,447
Cash flows from (used in) operating activities	800,867	2,006,112
Banco de Bogota S.A.
Disclosure of non-controlling interest [Line Items]
Assets	208,268,384	175,019,580
Liabilities	185,769,784	153,159,578
Revenue	21,906,817	19,207,112
Profit (loss)	2,504,605	3,073,654
Comprehensive income	971,373	1,378,393
Cash flows from (used in) operating activities	8,534,336	6,671,466
Banco de Occidente S.A.
Disclosure of non-controlling interest [Line Items]
Assets	45,090,745	42,577,698
Liabilities	40,111,534	37,708,620
Revenue	4,233,815	4,296,870
Profit (loss)	340,558	568,059
Comprehensive income	146,773	102,338
Cash flows from (used in) operating activities	1,132,652	(570,873)
Banco Commercial Av Villas S A
Disclosure of non-controlling interest [Line Items]
Assets	16,589,069	15,207,537
Liabilities	14,712,590	13,412,397
Revenue	1,704,123	1,823,204
Profit (loss)	163,914	236,624
Comprehensive income	71,426	62,949
Cash flows from (used in) operating activities	835,271	231,652
Banco Popular S.A.
Disclosure of non-controlling interest [Line Items]
Assets	27,394,731	25,117,577
Liabilities	24,204,934	22,047,597
Revenue	2,673,349	2,757,661
Profit (loss)	234,754	302,120
Comprehensive income	35,841	2,134
Cash flows from (used in) operating activities	$ 1,090,176	$ (931,478)